Description of Business and Basis of Presentation	3 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Mimecast Limited (Mimecast Jersey) is a public limited company organized under the laws of the Bailiwick of Jersey on July 28, 2015. On November 4, 2015, Mimecast Jersey changed its corporate structure whereby it became the holding company of Mimecast Limited (Mimecast UK), a private limited company incorporated in 2003 under the laws of England and Wales, and its wholly-owned subsidiaries by way of a share-for-share exchange in which the shareholders of Mimecast UK exchanged their shares in Mimecast UK for an identical number of shares of the same class in Mimecast Jersey. Upon the exchange, the historical consolidated financial statements of Mimecast UK became the historical consolidated financial statements of Mimecast Jersey.

Mimecast Jersey and its subsidiaries (together the Group, the Company, Mimecast or we) is headquartered in London, England. The principal activity of the Group is the provision of email management services. Mimecast delivers a software-as-a-service (SaaS) enterprise email management service for archiving, continuity, and security. By unifying disparate and fragmented email environments into one holistic solution from the cloud, Mimecast minimizes risk and reduces cost and complexity while providing total end-to-end control of email. Mimecast’s proprietary software platform provides a single system to address key email management issues. Mimecast operates principally in Europe, North America, Africa, and Australia.

Basis of Presentation

The accompanying interim condensed consolidated financial statements are unaudited. These financial statements and notes should be read in conjunction with the audited consolidated financial statements for the year ended March 31, 2017 and related notes, together with management’s discussion and analysis of financial condition and results of operations, contained in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (SEC) on May 26, 2017.

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States (GAAP) have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the unaudited condensed consolidated financial statements and notes have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2017 contained in the Company’s Annual Report on Form 20-F and include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position as of June 30, 2017, and for the three months ended June 30, 2017 and 2016. These interim periods are not necessarily indicative of the results to be expected for any other interim period or the full year.

The accompanying condensed consolidated financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the condensed consolidated financial statements. As of June 30, 2017, the Company’s significant accounting policies and estimates, which are detailed in the Company’s Annual Report on Form 20-F, have not changed, except as discussed below.

On April 1, 2017, the Company adopted Accounting Standards Update (ASU) No. 2016-09, Compensation – Stock Compensation (ASU 2016-09). ASU 2016-09 identifies areas for simplification involving several aspects of accounting for share based payments, including income tax consequences, classification of awards as either equity or liabilities, an option to make a policy election to recognize gross share based compensation expense with actual forfeitures recognized as they occur as well as certain classification changes on the statement of cash flows. See footnotes 10 and 17 for the impact of the adoption on share-based compensation and income taxes.

Additionally, beginning in the Company’s first fiscal quarter of 2018, the Company records certain estimated construction costs incurred and reported by a landlord as an asset and corresponding construction financing lease obligation on the condensed consolidated balance sheets. See footnote 15 for additional information.